NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2017
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Financial Statements

Basis of Financial Statements — The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Because the Company maintains its records and prepares its financial statements in accordance with accounting principles prevailing in the respective country of incorporation, certain adjustments have been made to conform to U.S. GAAP. The major adjustments include those relating to goodwill, depreciation of property and equipment, share-based compensation, valuation of deferred tax assets, appropriation of accumulated deficit, stock issuance cost and fair value measurements of certain derivatives.

Reclassification

Reclassification—Certain reclassifications have been made to prior periods to conform to the current year presentations. These reclassifications had no impact on net income or shareholders’equity for any period.

Principles of Consolidation	Principles of Consolidation — The consolidated financial statements include the accounts of FRONTEO and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions used are primarily in the areas of evaluation of investments, valuation of deferred tax assets, determination of fair values of stock options, fair value measurement of assets acquired and liabilities assumed in a business combination, impairment of goodwill, useful lives of fixed assets and intangible assets with finite useful lives and valuation of those assets and allowance for doubtful accounts. Actual results could differ from those estimates.

Business combinations

Business Combinations — For business combinations, the assets acquired, the liabilities assumed, and any non-controlling interest are recognized at the acquisition date and measured at their fair values as of that date. The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC Topic 805, “Business Combinations.” Identifiable assets acquired and liabilities assumed are recorded at their fair values at the acquisition date fair values. Goodwill represents the excess of the purchase price over the fair value of identifiable assets acquired and liabilities assumed as a result of the business combination. Acquisition-related costs, which include advisory, legal, accounting, valuation and other costs, are expensed in the periods in which the costs are incurred.

Foreign Currency Translation

Foreign Currency Translation — The assets and liabilities of foreign subsidiaries with functional currencies other than Japanese yen are translated into Japanese yen at the rate of exchange at the balance sheet date. Income and expense accounts are translated at the average rates of exchange for the respective reporting period. The resulting translation adjustments are included in other comprehensive income (loss).

Cash Equivalents

Cash Equivalents — The Company defines cash equivalents as all highly liquid investments with insignificant risk of changes in value which have original maturities of three months or less at the time of purchase.

Investment	Investments — Investments consist of time deposits with an original maturity of more than three months.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts — Allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon an evaluation of potential losses in the outstanding receivables.

Inventories

Inventories — Inventories are stated at the lower of cost or net realizable value. Cost is principally determined by the specific identification method. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make a sale. The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventories should be written down to market value. Judgments and estimates must be made and used in connection with establishing such allowances in any accounting period. In estimating the net realizable value of its inventories, the Company considers the age of the inventories and the likelihood of spoilage or changes in market demand for its inventories.

Property and Equipment

Property and Equipment — Property and equipment are stated at cost. Depreciation and amortization of property and equipment, including assets under capital lease, are computed using the straight-line method based on either the estimated useful lives of the assets or the lease period, whichever is shorter.

The useful lives for depreciation and amortization by major asset classes are as follows:

Leasehold improvements	6 to 15 years
Furniture and fixtures	4 to 20 years
Computers	5 years
Assets under capital leases, primarily office equipment	5 to 7 years

Capitalized Computer Software Costs

Capitalized Computer Software Costs — The Company capitalizes costs of computer software developed and purchased for internal use. The costs incurred in the creation of computer software products for internal use are capitalized when the preliminary project phase is completed and when management, with the relevant authority, authorizes and commits funding to the project and it is probable that the project will be completed and the software will be used to perform the function intended. Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Capitalized costs are amortized, beginning in the period each module or component of the product is ready for its intended use, on a straight-line basis over the estimated useful life of the product, mainly five years. In addition, the Company develops certain computer software to be sold where related costs are capitalized after establishment of technological feasibility in accordance with ASC 985, “Software.” The annual amortization of such capitalized costs is the greater of the amount computed using the ratio of each software’s current year gross revenues to the total of current and anticipated future gross revenues or the straight-line method over the remaining estimated economic life of each software product.

Leases

Leases — Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease obligation so as to achieve a constant rate of interest on the balance of the obligation. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Impairment of Long-lived Assets

Impairment of Long-lived Assets — The Company reviews the carrying value of long-lived assets or a related group of assets to be held and used, including intangible assets with finite useful lives, for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when the estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition are less than their carrying values. The impairment loss is measured as the amount by which the carrying value of the asset or asset group exceeds its fair value. In determining the fair value, the Company uses available quoted market prices and present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual dispositions.

Goodwill and Intangible Assets

Goodwill and Intangible Assets — Goodwill is not amortized and is tested annually for impairment of each fiscal year and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value below its carrying amount. In assessing goodwill for impairment, the Company has the option to first perform a qualitative assessment to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Reporting units are the Company’s operating segments or one level below the operating segments. If the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, no additional tests to assess goodwill for impairment are required to be performed. If the Company concludes otherwise or elects not to perform the qualitative assessment, then it is required to perform the first step of a two-step impairment review process. The measurement date for goodwill impairment testing is January 1, annually. During the year ended March 31, 2017, the Company performed quantitative assessment of goodwill and confirmed that the fair value of a reporting unit exceeded its the carrying amount. Intangible assets with finite useful lives are amortized using straight-line method over the estimated useful life.

The useful lives for amortization by major asset classes are as follows:

Customer relationships	10 to 15 years
Noncompete agreement	3 years
Favorable lease	3 years
Trademarks	10 years

Investments in Securities

Investments in Securities — The Company classifies investments in equity securities that have readily determinable fair values and debt securities as available-for-sale securities, which are accounted for at fair value with unrealized gains and losses excluded from earnings and reported in accumulated other comprehensive income (loss) in equity on a net-of-tax basis. The cost of securities sold is determined based on the average cost method.

The Company reviews the fair values of available-for-sale securities on a regular basis to determine if the fair value of any individual security has declined below its cost and if such decline is other than temporary. If the decline in fair value is judged to be other than temporary, the cost basis of the investment is written down to fair value. Other-than-temporary declines in fair value are determined taking into consideration the duration of the decline in fair value of the security and the severity of the decline, the financial condition and near term prospects of the investee and the intent and ability of the Company to hold the equity security until forecasted recovery. The resulting realized loss is included in the consolidated statements of operations in the period in which the decline is deemed to be other than temporary.

Retirement and Severance Benefits

Retirement and Severance Benefits — The Company has defined benefit severance indemnities plans. The projected benefit obligation at March 31, the measurement date, is recognized in the consolidated balance sheet. The projected benefit obligation represents the actuarial present value of benefits expected to be paid upon retirement based on employee services already rendered and estimated future compensation levels. Net periodic retirement cost is recorded in the consolidated statement of operations and includes service cost and interest cost. Service cost represents the actuarial present value of participant benefits earned in the current year. Interest cost represents the time value of money cost associated with the passage of time. Actuarial gains and losses included in accumulated other comprehensive income (loss) are amortized using the straight-line method over the average remaining service period of active employees if it exceeds the corridor, which is defined as 10 percent of the projected benefit obligation.

Asset Retirement Obligations

Asset Retirement Obligations — The Company records asset retirement obligations when the obligation is incurred. The obligation is measured at fair value and included in other liabilities. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value each period, and the capitalized cost is depreciated over the asset’s useful life.

Convertible Notes

Convertible bonds—The Company accounts for convertible bonds according to their stated redemption value net of discount. The Company classifies the convertible bonds as a liability on the consolidated balance sheets. The Company allocates proceeds equal to the intrinsic value of the beneficial conversion features contained in the bonds and are recognized in “Additional paid-in capital” on the Company’s consolidated balance sheets. There is no other embedded features which are required to bifurcate and are accounted for separately from the bonds. Discounts on convertible bonds are amortized as interest expense over the redemption period.

Derivative Financial Instruments

Derivative Financial Instruments — The Company recognizes all derivative financial instruments, such as cross currency interest rate swaps and interest rate swap contracts, in the consolidated balance sheets as either assets or liabilities and they are measured at fair value regardless of the purpose or intent for using them.

The Company does not designate derivative financial instruments as hedging instruments nor apply hedge accounting. Accordingly, changes in fair values of derivative financial instruments are recognized in earnings　immediately.

Revenue Recognition

Revenue Recognition — The Company has agreements with customers pursuant to which we perform various services. A majority of the Company’s revenue relates to fees earned for the month-to-month performance of eDiscovery and forensic services. Such services include data collection, data processing, data hosting, data review, and document production services. The fees that the Company earns and bills for these services vary primarily based on the hours of service provided, the volume of documents reviewed or produced, the amount of data processed or stored. The scope and volume of services to be performed can change depending on customers’ requests, which are made on an optional and “as needed” basis, and customers may choose not to request additional services or may obtain similar services from other service providers.

The Company recognizes revenue for eDiscovery and forensic services based on the agreed-upon prices and volume of services performed during the period. For these contractual arrangements, the Company has identified each deliverable service element. Based on management’s evaluation of each element, it was determined that each element delivered has standalone value to the customers because the Company or other vendors sell such services separately from any other services/deliverables. Accordingly, each of the service elements in the multiple element case qualifies as a separate unit of accounting. The Company uses the best estimate of sales price based on the price it charges when it sells an element on a standalone basis, which is generally consistent with the stated prices in the arrangements, and allocates revenue to the various units of accounting in the arrangements based on the stated prices.

The Company also enters into multiple-element arrangements for software sales which includes undelivered elements that are not essential to the functionality of the delivered software and such undelievered elements only consist of post contract support. The company accounts for them in accordance with ASC 985-605, “Software-Revenue Recognition.” The Company has not been able to establish a vendor-specific objective evidence of fair value (“VSOE”) of fair value to allocate the fee to the separate elements and thus recognizes the entire arrangement fee on a straight-line basis over the contract period.

The Company recognizes revenue for each separate unit of accounting when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectability is reasonably assured.

The Company has revenue related to the reimbursement of certain direct costs by customers, primarily transportation. Reimbursed transportation and other reimbursable direct costs are recorded gross in the consolidated statements of operations as “Operating revenue from reimbursed direct costs” and as “Reimbursed direct costs.”

Consumption tax	Consumption tax — Consumption tax collected and remitted to tax authorities is excluded from revenues, cost of sales and expenses in the consolidated statements of operations.
Advertising	Advertising — Advertising costs are expensed as incurred and are recorded in “Selling, general and administration expenses.”
Research and Development Expenditures	Research and Development Expenditures — Costs related to the research, design and development of products are charged to research and development expenses as incurred.
Share-Based Compensation

Share-Based Compensation — The Company measures the cost of employee services received in exchange for an award of equity instruments at the fair value of the award on the grant date and recognizes the cost over the period which the employee is required to provide services in exchange for the award. Compensation expenses are recognized on a straight-line basis over the requisite service period of the awards which are expected to be vested.

Income Taxes

Income Taxes — Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards and tax credit are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The Company recognizes the financial statement effect of uncertain tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Accrued interest and penalties related to the unrecognized tax benefits are included in income tax expense in the consolidated statements of operations.

Net Income (Loss) Attributable to FRONTEO, Inc. Shareholders Per Share

Net Income (Loss) Attributable to FRONTEO, Inc. Shareholders Per Share — Basic net income (loss) attributable to FRONTEO, Inc. shareholders per share is computed using the weighted-average number of shares of common stock outstanding during each year. Diluted net income (loss) attributable to FRONTEO, Inc. shareholders per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

Other Comprehensive Income (Loss)

Other Comprehensive Income (Loss) — Other comprehensive income (loss) consists of translation adjustments resulting from the translation of financial statements of the foreign subsidiaries, unrealized holding gains or losses on available-for-sale securities and adjustments related to retirement and severance benefits.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-05,  Intangibles – Goodwill and Other – Internal Use of Software (Subtopic 350-40), for fees paid in a cloud computing arrangement. The guidance requires entities to account for a cloud computing arrangement that includes a software license element in a manner consistent with the acquisition of other software licenses. Cloud computing arrangements without a software license element are to be accounted for as service contracts. This guidance does not affect the accounting for service contracts by a customer. This guidance was effective for the Company as of April 1, 2016. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations.

In September 2015, the FASB issued ASU 2015-16,  Business Combination (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments,   for measurement-period adjustments in business combinations. The guidance eliminates the requirement for acquirers in a business combination to account for measurement-period adjustments retrospectively. Instead, acquirers must recognize measurement-period adjustments in the period in which they determine the amounts, including the effect on earnings of any amounts they would have recorded in previous periods if the accounting had been completed at the acquisition date. This guidance was effective for the Company as of April 1, 2016. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASC Topic 606). This ASU requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires an entity to disclose sufficient information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Qualitative and quantitative information is required about:

1.

Contracts with customers—including revenue and impairments recognized, disaggregation of revenue, and information about contract balances and performance obligations (including the transaction price allocated to the remaining performance obligations)

2.

Significant judgments and changes in judgments—determining the timing of satisfaction of performance obligations (over time or at a point in time), and determining the transaction price and amounts allocated to performance obligations

3.	Assets recognized from the costs to obtain or fulfill a contract.

The effective date of this ASU was revised to annual reporting periods beginning after December 15, 2017 including interim periods within that reporting period, by ASU 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, which was issued in August 2015.

In December 2016, the FABS issued ASU 2016-20,  Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers which amends guidance in the new standard on disclosure of performance obligations, provisions for losses on certain types of contracts, scoping, and other areas. These standard updates have the same effective date as the original standard.

The new standard permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of adopting the guidance being recognized at the date of initial application (modified retrospective method). The Company currently anticipates using the modified retrospective method. The Company has begun its process for implementing this guidance, including performing a preliminary review of selected revenue streams for eDiscovery in Japan and US, and for AI business in Japan to identify any differences in the timing, measurement or presentation of revenue recognition and we are in the initial stage of the implementation process. Based on our preliminary review of selected revenue streams, we currently are not aware of any potential material impacts on the timing of revenue recognition including allocation of revenue that we currently allocate to various units of accounting in the arrangements based on the stated prices. The Company will continue to assess the overall impact the adoption will have on the consolidated financial statements and our preliminary assessments are subject to change.

In November 2015, the FASB issued ASU 2015-17 for balance sheet classification of deferred taxes. The guidance requires entities to classify all deferred tax assets and liabilities as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. This guidance will be effective for the Company as of April 1, 2017. The Company is currently evaluating the impact of adopting this guidance.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities,  for the classification and measurement of financial instruments. The guidance requires entities to carry all investments in equity securities at fair value through net income, except for investments that qualify for the equity method of accounting or those that result in consolidation of the investee or for which the entity has elected the practicability exception to fair value measurement. In addition, for investments whose fair value are measured with the practicability exception, the guidance requires entities to qualitatively consider indicators which were added by the guidance to determine whether the investment is impaired and eliminated the requirement in the current U.S. GAAP to assess whether an impairment of such an investment is other than temporary. Furthermore, the guidance establishes an incremental recognition and disclosure requirement related to the presentation of fair value changes of financial liabilities for which the fair value option has been elected. This guidance will be effective for the Company as of April 1, 2018. The Company is currently evaluating the impact of adopting this guidance.

In February 2016, the FASB issued ASU 2016-02,  Leases (Topic 842),  for lease accounting. The guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than twelve months and provides that recognition, presentation and measurement in the financial statements depend on its classification as a finance or operating lease. In addition, the guidance requires disclosures to help investors and other financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. This guidance will be effective for the Company as of April 1, 2019. The Company is currently evaluating the impact of adopting this guidance.

In March 2016, the FASB issued ASU 2016-08,  Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), to amend new revenue recognition standard on assessing whether an entity is a principal or agent in a revenue transaction. This amendment will be effective for the Company as of April 1, 2018. The Company is currently evaluating the impact of adopting this amendment.

In March 2016, the FASB issued ASU 2016-09,  Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, for employee share-based payment accounting. The guidance requires entities to recognize all income tax effects of awards in the income statement when the awards vest or are settled. It also will allow an employer to repurchase more of an employee's shares than it currently can for tax withholding purposes without triggering liability accounting and to make a policy election to account for forfeitures as they occur. This guidance will be effective for the Company as of April 1, 2017. The Company is currently evaluating the impact of adopting this guidance.

In April 2016, the FASB issued ASU 2016-10,  Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, to amend certain aspects of the new revenue recognition standard including amending the guidance on identifying performance obligations and the implementation guidance on licensing. The amendments clarify how an entity should evaluate the nature of its promise in granting a license of IP, which will determine whether the entity recognizes revenue over time or at a point in time. In addition, the amendments clarify how entities will determine whether promised goods or services are separately identifiable, which is an important step in determining whether goods and services should be accounted for as separate performance obligations. This guidance will be effective for the Company as of April 1, 2018. The Company is currently evaluating the impact of adopting this guidance.

In May 2016, the FASB issued ASU 2016-12,  Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, to amend the new revenue recognition standard to reduce the potential for diversity in practice upon the initial application and the cost and complexity of applying the new revenue recognition standards both upon transition and on an ongoing basis. This guidance will be effective for the Company as of April 1, 2018. The Company is currently evaluating the impact of adopting this guidance.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to reduce the diversity in practice regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This guidance will be effective for the Company as of April 1, 2018.  The Company is currently evaluating the impact of adopting this guidance.

In January 2017, the FASB issued ASU 2017-04,  Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, related to the two-step goodwill impairment test. The amendments remove the second step of the test and allow the application of a one-step quantitative test to record the amount of goodwill impairment as the excess of a reporting unit's carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. This guidance will be effective for the Company as of April 1, 2020. The Company is currently evaluating the impact of adopting this guidance.

In March 2017, the FASB issued ASU 2017-07,  Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost,  to amend the requirements related to the income statement presentation of the components of net periodic benefit cost for sponsored defined benefit pension and other postretirement plans. This guidance will be effective for the Company as of April 1, 2017. The Company is currently evaluating the impact of adopting this guidance.